INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
INVESTMENT
Schedule of investments

	As of December 31, 2012
		Gross un-	Gross un-	Unrealized gain in accumulated
	Amortized	recognized	recognized	other comprehensive
	cost	holding gains	holding losses	income	Fair value
Cash and cash equivalents:
Cash equivalents
Term deposits	77,784	—	—	—	77,784
	77,784	—	—	—	77,784

Short-term investments:
Held-to-maturity securities
Fixed-rate debt securities	26,126	133	—	—	26,259
	26,126	133	—	—	26,259

Long-term investments:
Available-for-sale securities
Convertible redeemable preferred shares	4,786		—	339	5,125
	4,786	—	—	339	5,125

	As of December 31, 2013
		Gross un-	Gross un-	Unrealized gain in accumulated
	Amortized	recognized	recognized	other comprehensive
	cost	holding gains	holding losses	income	Fair value
Cash and cash equivalents:
Cash equivalents
Term deposits	11,827	—	—	—	11,827
Adjustable-rate debt securities	4,326	—	—	—	4,326
	16,153	—	—	—	16,153

Short-term investments:
Trading securities
Adjustable-rate debt securities	1,553	—	—	—	1,553
Held-to-maturity securities
Fixed-rate debt securities	23,958	132	(5)	—	24,085
Adjustable-rate debt securities	33,479	11	—	—	33,490
Term deposits	70,629	—	—	—	70,629
	129,619	143	(5)	—	129,757

Long-term investments:
Held-to-maturity securities
Adjustable-rate debt securities	8,347	—	(85)	—	8,262
Available-for-sale securities
Convertible redeemable preferred shares	6,418	—	—	432	6,850
	14,765	—	(85)	432	15,112